Related party transaction: (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of related parties [Abstract]
Disclosure of detailed information about related parties [text block]
The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2022, 2021 and 2020 are as follows:

	Country	% of Ownership interest
Particulars	of incorporation	March 31, 20 22	March 31, 20 21
Holding Company
Infinity Satcom Universal Private Limited	India
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100
Sify Digital Services Limited	India	100	-
Print House (India) Private Limited	India	100	-
Trust controlled by KMP:	India
Raju Vegesna Foundation

Disclosure of transactions between related parties [text block]
The following is a summary of the related party transactions for the year ended March 31, 2022:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	2,000
Salaries and other short term benefits*	-	-	-	56,006
Contributions to defined contribution plans*	-	-	-	1,850
Share based payment transactions*	-	-	-	4,507
Lease rentals paid**	1,369	-	7,220	-
Preference shares issued#	-	-	500,000	-
Dividend paid	-	-	-	-
CSR Contribution made	-	-	13,220	-
Advances given Amount of outstanding balances	-	-	-	-
Advance lease rentals and refundable deposits made**	-	-	5,600	-
Lease rentals payable**	200	-	600	-

The following is a summary of the related party transactions for the year ended March 31, 2021:

				Key
	Holding			Management
Transactions	Company	Associates	Others	Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,380
Salaries and other short term benefits*	-	-	-	41,135
Contributions to defined contribution plans*	-	-	-	1,619
Share based payment transactions*	-	-	-	11,242
Lease rentals paid**	1,220	-	7,160	-
Preference shares issued#	-	-	500,000	-
Dividend paid	-	-	-	-
Advances given Amount of outstanding balances	-	-	-	-
Advance lease rentals and refundable deposits made**	-	-	5,560	-
Lease rentals payable**	135	-	710	-

The following is a summary of the related party transactions for the year ended March 31, 2020:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,540
Salaries and other short term benefits	-	-	-	41,454
Contributions to defined contribution plans	-	-	-	1,702
Share based payment transactions	-	-	-	9,095
Lease rentals paid**	1,190	-	6,713	-
Dividend paid	137,900	-	17,400	-
Advances given	-	-	3,000	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	5,600	-
Lease rentals payable**	-	-	820	-

* Represents salaries and other benefits of Key Management Personnel comprising of Mr. Kamal Nath - Chief Executive Officer (Sify Technologies Limited), Mr. M P Vijay Kumar - Chief Financial Officer and Mr. C R Rao - Chief Operating Officer.